Financial assets at amortized cost and other positions in scope of expected credit loss measurement	12 Months Ended
Dec. 31, 2019
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Provision Matrix Explanatory

Balance sheet notes

Note 10 Financial assets at amortized cost and other positions in scope of expected credit loss measurement

The tables on the following pages provide information about financial instruments and certain other credit lines that are subject to expected credit loss (ECL) requirements. UBS has established ECL disclosure segments or “ECL segments” to disaggregate portfolios based on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below.

→Refer to Note 23 for more information about expected credit loss measurement

Segment

Segment description

Description of credit risk sensitivity

Business division /

Corporate Center

Private clients with mortgages

Lending to private clients secured by owner-occupied real estate and personal account overdrafts of those clients

Sensitive to the interest rate environment, employment status and influence from regional effects (e.g., property values)

–Personal & Corporate Banking

–Global Wealth Management

Real estate financing

Rental or income-producing real estate financing to private and corporate clients secured by real estate

Sensitive to GDP development, the interest rate environment and regional effects (e.g., property values)

–Personal & Corporate Banking

–Global Wealth Management

–Investment Bank

Large corporate clients

Lending to large corporate and multinational clients

Sensitive to GDP development, seasonality, business cycles and collateral values (diverse collateral including real estate and other collateral types)

–Personal & Corporate Banking

–Investment Bank

SME clients

Lending to small and medium-sized corporate clients

Sensitive to GDP development, the interest rate environment and, to some extent, seasonality, business cycles and collateral values (diverse collateral including real estate and other collateral types)

–Personal & Corporate Banking

Lombard

Loans secured by pledges of marketable

securities, guarantees and other forms of collateral

Sensitive to the market (e.g., changes in collateral as well as in invested assets)

–Global Wealth Management

Credit cards

Credit card solutions in Switzerland and the US

Sensitive to the interest rate

environment and employment status

–Personal & Corporate Banking

–Global Wealth Management

Commodity trade finance

Working capital financing of commodity traders, generally extended on a self-liquidating transactional basis

Sensitive primarily to the strength of individual transaction structures and collateral values (price volatility of commodities) as the primary source for debt service is directly linked to the shipments financed

–Personal & Corporate Banking

Financial intermediaries and hedge funds

Lending to financial institutions and pension funds, including exposures to broker-dealers and clearing houses

Sensitive to GDP development, the interest rate environment, regulatory changes and political risk

–Personal & Corporate Banking

–Investment Bank

–Corporate Center

→

Refer to Note 23g for more details regarding sensitivity

For amortized cost instruments, the net carrying amount represents the maximum exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other comprehensive income (FVOCI) are also subject to ECL; however, unlike for amortized cost instruments, the allowance does not reduce the carrying amount of these financial assets. Rather, the carrying amount of financial assets measured at FVOCI represents the maximum exposure to credit risk.

No purchased credit-impaired financial assets have been recognized in the period. Originated credit-impaired financial assets were not material and are not presented in the table below and on the following page.

In addition to on-balance sheet financial assets, certain off-balance sheet financial instruments and other credit lines are also subject to ECL. The maximum exposure to credit risk for off-balance sheet financial instruments is calculated based on the maximum contractual amounts.

USD million	31.12.19
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,447	12,367	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	326,786	309,499	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	22,980	21,953	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	576,815	558,420	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	583,159	564,765	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,092	33,848	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	85,728	83,626	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,868	16,666	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,602	23,602	0	0	0	0	0	0
Loans and advances to customers	320,352	298,248	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,563	21,862	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	587,104	564,096	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	593,770	570,763	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,634	35,121	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	90,268	86,830	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Coverage ratios are calculated by taking ECL allowances and provisions divided by the gross carrying amount of the exposures. These ratios have remained broadly unchanged in 2019 and are influenced by the following key factors:

–significant asset balances are held with central banks as part of the requirement to hold high-quality liquid assets;

–Lombard loans are secured with marketable securities in portfolios which are in general highly diversified with strict lending policies that are intended to ensure that credit risk is minimal under most circumstances;

–mortgage loans to private clients and real estate financing are controlled by conservative eligibility criteria, including low loan-to-value ratios and strong debt service capabilities. The risk of rising interest rates has been taken into account in the scenario selection process;

–the amount of unsecured retail lending (including credit cards) in Switzerland is insignificant;

–contractual maturities in the loan portfolio, which are a factor in the calculation of ECLs, are generally short, with a large part of the loan portfolio having contractual maturities of 12 month or less;

–for example, the carrying amount of Swiss residential mortgage loans would continue to be fully covered or 98% covered by real estate collateral, even if the value of that collateral decreased by 20% or 30%, respectively.

Certain assets reported in stage 2 within the Private clients with mortgages and Real estate financing segments did not have a comparable rating on origination upon which to base the assessment of whether a significant increase in credit risk (SICR) has occurred. In accordance with the IFRS 9 transition requirements, a lifetime ECL has been recognized for these assets. In the medium term and based on the current economic outlook, UBS expects the proportion of these stage 2 assets to reduce to some extent.

	31.12.19
	Gross carrying amount (USD million)				ECL coverage (bps)
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Loans and advances to customers	327,550	309,581	15,661	2,308	23	3	79	2,420
of which: Private clients with mortgages	132,756	124,077	7,679	1,000	8	1	72	406
of which: Real estate financing	38,524	32,937	5,567	21	11	2	62	1,765
of which: Large corporate clients	9,819	9,199	429	192	119	16	100	5,088
of which: SME clients	12,089	9,834	1,464	791	251	18	104	3,420
of which: Lombard	112,915	112,799	0	116	2	0	0	1,566
of which: Credit cards	1,696	1,322	339	35	205	60	404	3,718
of which: Commodity trade finance	2,925	2,831	8	87	278	17	3	8,844
Other financial assets measured at amortized cost	23,123	21,988	463	672	62	16	274	1,420
of which: Loans to financial advisors	2,987	2,370	344	272	366	122	305	2,570
Total financial assets measured at amortized cost	577,730	558,544	16,206	2,981	16	2	84	2,198
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	584,075	564,888	16,206	2,981	16	2	84	2,198

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	23	4	30	4,032
Irrevocable loan commitments	27,547	27,078	419	50	13	11	120	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,092	33,848	1,197	46	10	5	143	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	8	8	0	0
Total off-balance sheet financial instruments and other credit lines	85,728	83,626	1,920	182	13	7	120	1,822
Total allowances and provisions					29	9	204	4,020

As explained in Note 1a, the assessment of an SICR considers a number of qualitative and quantitative factors to determine if a stage transfer between stage 1 and stage 2 is required. The primary assessment considers changes in probability of default (PD) based on rating analyses and economic outlook. Additionally, UBS considers counterparties that have moved to a credit watch list and those with payments that are 30 days past due.

USD million	ECL allowances / provisions
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	of which: PD layer	of which: watch list	of which: ≥30 days past due	Stage 3
Mortgages, business loans and related off-balance sheet commitments in the region Switzerland	723	89	137	93	6	38	497
of which: Private clients with mortgages	90	11	53	40	0	13	27
of which: Real estate financing	59	8	47	36	0	11	4
of which: Large corporate clients	57	6	4	0	4	0	47
of which: SME clients	310	25	9	6	2	1	276
of which: Lombard	3	2	0	0	0	0	1
of which: Leasing	42	6	12	11	0	1	24
of which: Credit cards	33	9	11	0	0	11	12
of which: Other	130	23	2	2	0	0	106

UBS AG
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Provision Matrix Explanatory

Balance sheet notes

Note 10 Financial assets at amortized cost and other positions in scope of expected credit loss measurement

The tables on the following pages provide information about financial instruments and certain other credit lines that are subject to expected credit loss (ECL) requirements. UBS has established ECL disclosure segments or “ECL segments” to disaggregate portfolios based on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below.

→Refer to Note 23 for more information about expected credit loss measurement

Segment

Segment description

Description of credit risk sensitivity

Business division /

Corporate Center

Private clients with mortgages

Lending to private clients secured by owner-occupied real estate and personal account overdrafts of those clients

Sensitive to the interest rate environment, employment status and influence from regional effects (e.g., property values)

–Personal & Corporate Banking

–Global Wealth Management

Real estate financing

Rental or income-producing real estate financing to private and corporate clients secured by real estate

Sensitive to GDP development, the interest rate environment and regional effects (e.g., property values)

–Personal & Corporate Banking

–Global Wealth Management

–Investment Bank

Large corporate clients

Lending to large corporate and multinational clients

Sensitive to GDP development, seasonality, business cycles and collateral values (diverse collateral including real estate and other collateral types)

–Personal & Corporate Banking

–Investment Bank

SME clients

Lending to small and medium-sized corporate clients

Sensitive to GDP development, the interest rate environment and, to some extent, seasonality, business cycles and collateral values (diverse collateral including real estate and other collateral types)

–Personal & Corporate Banking

Lombard

Loans secured by pledges of marketable

securities, guarantees and other forms of collateral

Sensitive to the market (e.g., changes in collateral as well as in invested assets)

–Global Wealth Management

Credit cards

Credit card solutions in Switzerland and the US

Sensitive to the interest rate

environment and employment status

–Personal & Corporate Banking

–Global Wealth Management

Commodity trade finance

Working capital financing of commodity traders, generally extended on a self-liquidating transactional basis

Sensitive primarily to the strength of individual transaction structures and collateral values (price volatility of commodities) as the primary source for debt service is directly linked to the shipments financed

–Personal & Corporate Banking

Financial intermediaries and hedge funds

Lending to financial institutions and pension funds, including exposures to broker-dealers and clearing houses

Sensitive to GDP development, the interest rate environment, regulatory changes and political risk

–Personal & Corporate Banking

–Investment Bank

–Corporate Center

→

Refer to Note 23g for more details regarding sensitivity

For amortized cost instruments, the net carrying amount represents the maximum exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other comprehensive income (FVOCI) are also subject to ECL; however, unlike for amortized cost instruments, the allowance does not reduce the carrying amount of these financial assets. Rather, the carrying amount of financial assets measured at FVOCI represents the maximum exposure to credit risk.

No purchased credit-impaired financial assets have been recognized in the period. Originated credit-impaired financial assets were not material and are not presented in the table below and on the following page.

In addition to on-balance sheet financial assets, certain off-balance sheet financial instruments and other credit lines are also subject to ECL. The maximum exposure to credit risk for off-balance sheet financial instruments is calculated based on the maximum contractual amounts.

USD million	31.12.19
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,379	12,298	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	327,992	310,705	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	23,012	21,985	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	577,985	559,590	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	584,329	565,935	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,979	35,735	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	87,614	85,513	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,642	16,440	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,603	23,603	0	0	0	0	0	0
Loans and advances to customers	321,482	299,378	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,637	21,936	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	588,084	565,076	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	594,750	571,743	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	38,851	37,338	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	92,486	89,048	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Coverage ratios are calculated by taking ECL allowances and provisions divided by the gross carrying amount of the exposures. These ratios have remained broadly unchanged in 2019 and are influenced by the following key factors:

–significant asset balances are held with central banks as part of the requirement to hold high-quality liquid assets;

–Lombard loans are secured with marketable securities in portfolios which are in general highly diversified with strict lending policies that are intended to ensure that credit risk is minimal under most circumstances;

–mortgage loans to private clients and real estate financing are controlled by conservative eligibility criteria, including low loan-to-value ratios and strong debt service capabilities. The risk of rising interest rates has been taken into account in the scenario selection process;

–the amount of unsecured retail lending (including credit cards) in Switzerland is insignificant;

–contractual maturities in the loan portfolio, which are a factor in the calculation of ECLs, are generally short, with a large part of the loan portfolio having contractual maturities of 12 month or less;

–for example, the carrying amount of Swiss residential mortgage loans would continue to be fully covered or 98% covered by real estate collateral, even if the value of that collateral decreased by 20% or 30%, respectively.

Certain assets reported in stage 2 within the Private clients with mortgages and Real estate financing segments did not have a comparable rating on origination upon which to base the assessment of whether a significant increase in credit risk (SICR) has occurred. In accordance with the IFRS 9 transition requirements, a lifetime ECL has been recognized for these assets. In the medium term and based on the current economic outlook, UBS expects the proportion of these stage 2 assets to reduce to some extent.

	31.12.19
	Gross carrying amount (USD million)				ECL coverage (bps)
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Loans and advances to customers	328,756	310,787	15,661	2,308	23	3	79	2,420
of which: Private clients with mortgages	132,756	124,077	7,679	1,000	8	1	72	406
of which: Real estate financing	38,524	32,937	5,567	21	11	2	62	1,765
of which: Large corporate clients	9,819	9,199	429	192	119	16	100	5,088
of which: SME clients	12,089	9,834	1,464	791	251	18	104	3,420
of which: Lombard	112,915	112,799	0	116	2	0	0	1,566
of which: Credit cards	1,696	1,322	339	35	205	60	404	3,718
of which: Commodity trade finance	2,925	2,831	8	87	278	17	3	8,844
Other financial assets measured at amortized cost	23,154	22,019	463	672	62	16	274	1,420
of which: Loans to financial advisors	2,987	2,370	344	272	366	122	305	2,570
Total financial assets measured at amortized cost	578,899	559,714	16,206	2,981	16	2	84	2,198
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	585,245	566,059	16,206	2,981	16	2	84	2,198

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	23	4	30	4,032
Irrevocable loan commitments	27,547	27,078	419	50	13	11	120	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,979	35,735	1,197	46	9	5	143	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	8	8	0	0
Total off-balance sheet financial instruments and other credit lines	87,614	85,513	1,920	182	13	7	120	1,822
Total allowances and provisions					29	9	204	4,020

As explained in Note 1a, the assessment of an SICR considers a number of qualitative and quantitative factors to determine if a stage transfer between stage 1 and stage 2 is required. The primary assessment considers changes in probability of default (PD) based on rating analyses and economic outlook. Additionally, UBS considers counterparties that have moved to a credit watch list and those with payments that are 30 days past due.

USD million	ECL allowances / provisions
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	of which: PD layer	of which: watch list	of which: ≥30 days past due	Stage 3
Mortgages, business loans and related off-balance sheet commitments in the region Switzerland	723	89	137	93	6	38	497
of which: Private clients with mortgages	88	11	53	40	0	13	27
of which: Real estate financing	59	8	47	36	0	11	4
of which: Large corporate clients	57	6	4	0	4	0	47
of which: SME clients	310	25	9	6	2	1	276
of which: Lombard	3	2	0	0	0	0	1
of which: Leasing	42	6	12	11	0	1	24
of which: Credit cards	33	9	11	0	0	11	12
of which: Other	128	23	2	2	0	0	106